Other Expenses, By Nature	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES, BY NATURE
Other Expenses, By Nature

32.  OTHER EXPENSE, BY NATURE

Other miscellaneous operating expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Other Expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(86,880,145)	(89,383,102)	(83,023,012)
Write-off of property, plant and equipment (1)	—	—	(52,799,997)
Repairs and maintenance	(61,737,907)	(50,960,014)	(50,001,947)
Insurance premiums	(29,665,139)	(22,189,722)	(24,551,805)
Environmental expenses	(10,165,552)	(4,385,912)	(10,091,657)
Administrative expenses	(11,392,046)	(9,205,282)	(9,895,827)
Taxes and charges	(5,881,450)	(5,450,817)	(6,773,397)
Leases and rental costs	(6,711,205)	(5,459,314)	(5,436,911)
Marketing, public relations and advertising	(2,775,046)	(3,018,208)	(2,991,329)
Travel expenses	(2,311,332)	(2,887,832)	(3,197,752)
Indemnities and fines	(725,335)	(113,298)	(354,539)
Other supplies and services	(18,955,033)	(19,490,364)	(19,916,674)
Total	(237,200,190)	(212,543,865)	(269,034,847)

(1)See explanation in Note 16 c) clause v).